SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (T.M.C. Transportation Limited [Member], ILS) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Aug. 01, 2012	Nov. 30, 2011
T.M.C. Transportation Limited [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage of share capital held	51.00%
Loan for business acquisition			2,500
Interest spread	4.00%
Interest and linkage to Israeli CPI		1,000